Options and Warrants	9 Months Ended
Sep. 30, 2017
Notes to Financial Statements
Options and Warrants

Note 16 – Options and Warrants

Warrants Granted

On September 21, 2017, the Company sold 200,000 units at $0.17 per unit, consisting of 200,000 shares of common stock and 200,000 warrants exercisable at $0.17 per share over the following 3 years to an individual investor for proceeds of $22,000.

On September 14, 2017, the Company entered into a Securities Purchase Agreement with Black Mountain Equities, Inc. and Gemini Master Fund, Ltd. (the “Investors”), pursuant to which the Company sold to each Investor, for a purchase price of $150,000, (i) a Promissory Note (a “Note”) in the principal amount of $158,000, and (ii) a Warrant exercisable until September 14, 2022 to purchase 1,500,000 shares of the Company’s common at a price of $0.14 per share (a “Warrant”), resulting in aggregate gross proceeds to the Company of $300,000. Each Note matures on March 14, 2018, bears interest at a rate of 10% per annum payable at maturity, and is subject to acceleration in the event the Company becomes delinquent in its reporting obligation with the Securities and Exchange Commission and upon other customary events of default set forth in the Notes. The Warrants can be exercised on a cashless basis by the Investors, and the Company can require the Investors to exercise the Warrants on a cashless basis at any time following the six-month anniversary of the issuance date, provided that at such time (i) the volume weighted average price of the common stock has been greater than $0.25 for a period of thirty (30) consecutive trading days, and (ii) trading in the common stock has not been suspended by the Securities and Exchange Commission or the OTC Bulletin Board (or other exchange or market on which the Common Stock is trading).

On September 7, 2017, the Company sold 300,000 units at $0.07 per unit, consisting of 300,000 shares of common stock and 300,000 warrants exercisable at $0.11 per share over the following 3 years, along with another 300,000 warrants exercisable at $0.15 per share over the following 3 years, to an individual investor for proceeds of $21,000.

On September 6, 2017, the Company sold 500,000 units at $0.11 per unit, consisting of 500,000 shares of common stock and 500,000 warrants exercisable at $0.17 per share over the following 3 years to an individual investor for proceeds of $55,000.

On August 21, 2017, the Company sold 1,000,000 units at $0.11 per unit, consisting of 1,000,000 shares of common stock and 1,000,000 warrants exercisable at $0.17 per share over the following 3 years to an individual investor for proceeds of $110,000.

On August 8, 2017, the Company sold 208,333 units at $0.12 per unit, consisting of 208,333 shares of common stock and 208,333 warrants exercisable at $0.18 per share over the following 3 years to an individual investor for proceeds of $25,000.

On July 20, 2017, a promissory note went into default and the default provisions called for the automatic conversion into shares of common stock at a conversion rate of $0.04 per share, along with the issuance of the same number of warrants, exercisable at $0.08 per share. The warrants were issued on September 1, 2017 and vest on April 30, 2019, and are exercisable for 4 months thereafter. On July 1, 2017, the note was assigned to three different parties. Pursuant to the conversion, the note holders received an aggregate 632,706 shares in satisfaction of $25,000 of principal and $308 of interest on the debt.

On July 17, 2017, the Company sold 1,875,000 units at $0.16 per unit, consisting of 1,875,000 shares of common stock and 1,875,000 warrants exercisable at $0.21 per share over the following 3 years, along with another 1,875,000 warrants exercisable at $0.24 per share over the following 3 years, to an individual investor for proceeds of $300,000.

On July 5, 2017, a promissory note went into default and the default provisions called for the automatic conversion into shares of common stock at a conversion rate of $0.04 per share, along with the issuance of the same number of warrants, exercisable at $0.08 per share. The warrants were issued on September 1, 2017 and vest on April 30, 2019, and are exercisable for 4 months thereafter. Pursuant to the conversion, the note holder received 1,265,411 shares in satisfaction of $50,000 of principal and $616 of interest on the debt.

On June 29, 2017, the Company sold 500,000 units at $0.10 per unit, consisting of 500,000 shares of common stock and 500,000 warrants exercisable at $0.15 per share over the following 3 years, to an individual investor for proceeds of $50,000.

On June 21, 2017, the Company sold 1,000,000 units at $0.10 per unit, consisting of 1,000,000 shares of common stock and 1,000,000 warrants exercisable at $0.15 per share over the following 3 years, to an individual investor for proceeds of $100,000.

On June 13, 2017, the Company sold 1,000,000 units at $0.05 per unit, consisting of 1,000,000 shares of common stock and 1,000,000 warrants exercisable at $0.15 per share over the following 3 years, along with another 1,000,000 warrants exercisable at $0.20 per share over the following 3 years, to an individual investor for proceeds of $50,000.

On June 13, 2017, the Company sold 1,000,000 units at $0.075 per unit, consisting of 1,000,000 shares of common stock and 1,000,000 warrants exercisable at $0.15 per share over the following 3 years, along with another 1,000,000 warrants exercisable at $0.20 per share over the following 3 years, to another individual investor for proceeds of $75,000.

On May 8, 2017, the Company entered into a Securities Purchase Agreement with Black Mountain Equities, Inc. and Gemini Master Fund, Ltd. (the “Investors”), pursuant to which the Company sold to each Investor, for a purchase price of $150,000, (i) a Promissory Note (a “Note”) in the principal amount of $165,000, and (ii) a Warrant exercisable until May 31, 2022 to purchase 1,500,000 shares of the Company’s common at a price of $0.14 per share (a “Warrant”), resulting in aggregate gross proceeds to the Company of $300,000. Each Note matures on November 8, 2017, bears interest at a rate of 10% per annum payable at maturity, and is subject to acceleration in the event the Company becomes delinquent in its reporting obligation with the Securities and Exchange Commission and upon other customary events of default set forth in the Notes. The Warrants can be exercised on a cashless basis by the Investors, and the Company can require the Investors to exercise the Warrants on a cashless basis at any time following the six-month anniversary of the issuance date, provided that at such time (i) the volume weighted average price of the common stock has been greater than $0.25 for a period of thirty (30) consecutive trading days, and (ii) trading in the common stock has not been suspended by the Securities and Exchange Commission or the OTC Bulletin Board (or other exchange or market on which the Common Stock is trading).

On January 26, 2017, the Company sold 14,000,000 units, consisting of 14,000,000 shares of common stock and 14,000,000 warrants exercisable at $0.05 per share over the following 2 years, to its CEO in exchange for proceeds of $350,000.

Warrants exercised

On June 23, 2017, a warrant holder exercised warrants to purchase 2,500,000 shares of common stock at $0.04 per share for proceeds of $100,000.

On June 9, 2017, a warrant holder exercised warrants to purchase 1,500,000 shares of common stock at $0.05 per share for proceeds of $75,000.

Warrants Expired

On August 9, 2017, a total of 200,000 warrants with a strike price of $0.18 per share expired.

Options Granted

On August 7, 2017, the Company awarded fully vested cashless options to our CFO, Geoffrey Lawrence, to acquire up to 2,000,000 shares of common stock, exercisable at $0.17 per share over a thirty six (36) month period from the origination date. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 273% and a call option value of $0.0894, was $178,765.

On July 4, 2017, the Company awarded fully vested cashless options to our CEO, Mark Bradley, to acquire up to 1,750,000 shares of common stock, exercisable at $0.17 per share over a thirty six (36) month period from the origination date. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 226% and a call option value of $0.1409, was $246,621.

On July 4, 2017, the Company awarded fully vested cashless options to the Company’s President of Programming, Michael Berk, to acquire up to 1,750,000 shares of common stock, exercisable at $0.17 per share over a thirty six (36) month period from the origination date. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 226% and a call option value of $0.1409, was $246,621.

On July 4, 2017, the Company awarded fully vested cashless options to our Director, Brett Pojunis, to acquire up to 3,000,000 shares of common stock, exercisable at $0.17 per share over a thirty six (36) month period from the origination date. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 226% and a call option value of $0.1409, was $422,779.

On July 4, 2017, the Company awarded fully vested cashless options to a consultant to acquire up to 1,750,000 shares of common stock, exercisable at $0.17 per share over a thirty six (36) month period from the origination date. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 226% and a call option value of $0.1409, was $246,621.

On May 1, 2017, the Company’s Board of Directors granted 2,000,000 fully vested cashless common stock options to a member of the Board as compensation for services provided. The options are exercisable until May 1, 2020 at an exercise price of $0.07 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 234% and a call option value of $0.0525, was $105,083.

On May 1, 2017, the Company’s Board of Directors granted 1,000,000 fully vested cashless common stock options to another member of the Board as compensation for services provided. The options are exercisable until May 1, 2020 at an exercise price of $0.07 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 234% and a call option value of $0.0525, was $52,542.

On May 1, 2017, the Company’s Board of Directors granted 1,000,000 fully vested cashless common stock options to a consultant as compensation for services provided. The options are exercisable until May 1, 2020 at an exercise price of $0.07 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 234% and a call option value of $0.0525, was $52,542.

On May 1, 2017, the Company’s Board of Directors granted 500,000 fully vested cashless common stock options to a consultant as compensation for services provided. The options are exercisable until May 1, 2020 at an exercise price of $0.07 per share. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 234% and a call option value of $0.0525, was $26,271.

Options Expired

On March 1, 2017, a total of 1,200,000 warrants with a strike price of $0.08 per share expired.

On January 8, 2017, a total of 1,150,000 warrants with a strike price of $0.08 per share expired.